FMI International Fund II - Currency Unhedged
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 94.0% (a)
COMMON STOCKS - 88.2% (a)
COMMERCIAL SERVICES SECTOR - 4.0%
	Advertising/Marketing Services - 1.9%
113,600	WPP PLC (Jersey) *(b)	$1,122,372
	Miscellaneous Commercial Services - 2.1%
27,000	Genpact Ltd. (Bermuda)	1,250,640
CONSUMER DURABLES SECTOR - 1.9%
	Electronics/Appliances - 1.9%
172,000	Howden Joinery Group PLC (Britain) (b)	1,161,415
CONSUMER NON-DURABLES SECTOR - 8.2%
	Food: Specialty/Candy - 3.2%
68,500	Greggs PLC (Britain) (b)	1,924,666
	Household/Personal Care - 5.0%
11,450	Henkel AG & Co. KGaA (Germany) (b)	735,829
44,300	Unilever PLC (Britain) (b)	2,236,622
		2,972,451
CONSUMER SERVICES SECTOR - 10.0%
	Media Conglomerates - 0.7%
45,425	Vivendi (France) (b)	433,941
	Other Consumer Services - 4.2%
1,250	Booking Holdings Inc. (United States) *	2,519,100
	Restaurants - 5.1%
32,000	Sodexo S.A. (France) (b)	3,061,699
DISTRIBUTION SERVICES SECTOR - 11.9%
	Medical Distributors - 2.8%
22,275	DKSH Holding AG (Switzerland) (b)	1,689,185
	Wholesale Distributors - 9.1%
27,075	Ferguson PLC (Jersey) (b)	3,399,117
103,000	Rexel S.A. (France) (b)	2,037,177
		5,436,294
ELECTRONIC TECHNOLOGY SECTOR - 10.2%
	Aerospace & Defense - 4.8%
22,775	Safran S.A. (France) (b)	2,852,649
	Computer Processing Hardware - 3.9%
31,000	Sony Group Corp. (Japan) (b)	2,362,870
	Electronic Equipment/Instruments - 1.5%
56,000	Yokogawa Electric Corp. (Japan) (b)	888,775
FINANCE SECTOR - 11.0%
	Finance/Rental/Leasing - 2.0%
21,500	Ashtead Group PLC (Britain) (b)	1,221,309
	Major Banks - 5.7%
81,800	DBS Group Holdings Ltd. (Singapore) (b)	2,070,489
2,504,750	Lloyds Banking Group PLC (Britain) (b)	1,366,884
		3,437,373
	Multi-Line Insurance - 3.3%
31,700	Arch Capital Group Ltd. (Bermuda) *	1,990,126
HEALTH SERVICES SECTOR - 1.3%
	Medical/Nursing Services - 1.3%
24,650	Fresenius Medical Care AG & Co. KGaA (Germany) (b)	805,129
HEALTH TECHNOLOGY SECTOR - 8.1%
	Medical Specialties - 4.6%
76,100	Koninklijke Philips N.V. (Netherlands) (b)	1,145,090
119,250	Smith & Nephew PLC (Britain) (b)	1,592,571
		2,737,661
	Pharmaceuticals: Major - 3.5%
6,700	Roche Holding AG (Switzerland) (b)	2,105,392
INDUSTRIAL SERVICES SECTOR - 2.8%
	Contract Drilling - 2.8%
30,800	Schlumberger Ltd. (Curacao)	1,646,568
PROCESS INDUSTRIES SECTOR - 1.6%
	Chemicals: Specialty - 1.6%
23,700	NOF Corp. (Japan) (b)	944,769
PRODUCER MANUFACTURING SECTOR - 5.9%
	Building Products - 1.6%
103,000	Sanwa Holdings Corp. (Japan) (b)	948,318
	Electrical Products - 1.4%
44,000	Smiths Group PLC (Britain) (b)	844,455
	Industrial Conglomerates - 1.6%
19,250	Jardine Matheson Holdings Ltd. (Bermuda) (b)	979,264
	Industrial Machinery - 1.3%
31,100	Nabtesco Corp. (Japan) (b)	788,832
RETAIL TRADE SECTOR - 7.5%
	Discount Stores - 5.2%
625,000	B&M European Value Retail S.A. (Luxembourg) (b)	3,102,390
	Specialty Stores - 2.3%
230,175	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	1,378,944
TECHNOLOGY SERVICES SECTOR - 3.8%
	Packaged Software - 3.8%
22,300	SAP SE (Germany) (b)	2,302,260
	Total common stocks (cost $54,541,719)	52,908,847

PREFERRED STOCKS - 5.8% (a)
CONSUMER NON-DURABLES SECTOR - 1.5%
	Household/Personal Care - 1.5%
14,100	Amorepacific Corp. (South Korea) (b)	540,788
1,300	LG Household & Health Care Ltd. (South Korea) (b)	325,750
		866,538
ELECTRONIC TECHNOLOGY SECTOR - 4.3%
	Telecommunications Equipment - 4.3%
65,000	Samsung Electronics Co. Ltd. (South Korea) (b)	2,604,768
	Total preferred stocks (cost $4,455,461)	3,471,306
	Total long-term investments (cost $58,997,180)	56,380,153

Principal Amount
SHORT-TERM INVESTMENTS - 5.1% (a)
	Bank Deposit Account - 5.1%
$3,053,742	U.S. Bank N.A., 3.900% ^	3,053,742
	Total short-term investments (cost $3,053,742)	3,053,742
	Total investments - 99.1% (cost $62,050,922)	59,433,895

	Other assets, less liabilities - 0.9% (a)	525,146
	TOTAL NET ASSETS - 100.0%	$59,959,041

*	Non-income producing security.
^	The rate shown is as of December 31, 2022.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of December 31, 2022 the aggregate value of these securities was $48,973,719.

PLC	Public Limited Company

FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2022, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks*	$7,406,434
Level 1 - Bank Deposit Account	3,053,742
Total Level 1	10,460,176
Level 2 - Common Stocks*	45,502,413
Level 2 - Preferred Stocks*	3,471,306
Total Level 2	48,973,719
Level 3 -	-
Total Assets	59,433,895
Total	$59,433,895

*See the Schedule of Investments for investments detailed by industry classifications.